Fair Value Measurements - Accrued compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	315,000	315,000
Number of shares issued			90,000
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase (decrease) in value of awards granted	$ 0.2	$ 0.4